Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

14.    Accounts Receivable, Net

Accounts receivable at December 31 of each year consisted of the following (in millions):

	2011	2010
Accounts receivable	$167.7	$192.0
Less amounts provided for doubtful accounts	—	(0.4)

Accounts receivable, net	$167.7	$191.6

The decrease in the accounts receivable balance is principally due to the divestment of the EDT business. For additional information, refer to Note 5.

Allowance for doubtful accounts activity at December 31 of each year consisted of the following (in millions):

	2011	2010
Allowance for doubtful accounts:
Balance at 1 January	$(0.4)	$(0.4)
Income statement charge	—	(0.4)
Reversal of prior year allowance	0.4	—
Amounts utilized	—	0.4

Balance at 31 December	$—	$(0.4)

The following customer or collaborator accounts for more than 10% of our accounts receivable at December 31, 2011 and/or 2010:

	2011	2010
AmerisourceBergen Corp.	65%	44%
Biogen Idec	35%	25%

No other customer and collaborator accounted for more than 10% of our accounts receivable balance at either December 31, 2011 or 2010.

As of December 31, 2011, trade receivables of $Nil (2010: $0.6 million) were past due but not impaired. The ageing analysis of these trade receivables at December 31 of each year consisted of the following (in millions):

	2011	2010
Up to 3 months	$—	$0.6

At December 31, 2011, trade receivables of $Nil (2010: $0.4 million) were impaired and provided for.